Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	Property and Equipment, Net
The following is a summary of property and equipment, net:

	December 31, 2022	December 31, 2023
	RMB in thousands
Leasehold improvements	282,007	232,044
Servers and computers	2,830,434	3,029,118
Others	64,595	63,308

Total	3,177,036	3,324,470
Less: accumulated depreciation	(1,949,873)	(2,609,736)

Net book value	1,227,163	714,734

Depreciation expenses were RMB538.6 million, RMB755.5 million and RMB727.2 million for the years ended December 31, 2021, 2022 and 2023, respectively. No impairment was recognized for any of periods presented.